Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 46.0%
BlackRock Advantage Emerging Markets Fund, Class K	484,376	$4,078,447
BlackRock Tactical Opportunities Fund, Class K	333,936	4,711,836
Diversified Equity Master Portfolio	$23,838,425	23,838,425
International Tilts Master Portfolio	$6,582,555	6,582,555
iShares Developed Real Estate Index Fund, Class K	18,839	157,114
iShares MSCI EAFE Small-Cap ETF(b)	47,862	2,334,708

		41,703,085

Fixed-Income Funds — 50.9%
Advantage CoreAlpha Bond Master Portfolio	$15,493,434	15,493,434
BlackRock High Yield Bond Portfolio	137,631	891,847
iShares Core U.S. Aggregate Bond ETF(b)	119,969	11,557,813
iShares TIPS Bond ETF	63,518	6,663,038
Master Total Return Portfolio	$11,536,158	11,536,158

		46,142,290

Security	Shares	Value

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	5,311,507	$5,313,100

Total Investments — 102.7% (Cost: $100,587,852)		93,158,475

Liabilities in Excess of Other Assets — (2.7)%		(2,492,875)

Net Assets — 100.0%		$90,665,600

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$16,890,298	$1,623,366	(a)(b)	$—		$(1,108,890)	$(1,911,340)	$15,493,434	$15,493,434	$274,775		$—
BlackRock Advantage Emerging Markets Fund, Class K	5,962,749	1,411,345		(1,641,270)		(242,271)	(1,412,106)	4,078,447	484,376	71		—
BlackRock Cash Funds: Institutional, SL Agency Shares	5,472,571	—		(155,222	)(a)	(4,249)	—	5,313,100	5,311,507	10,509	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	4,272,517	—		(4,272,517	)(a)	—	—	—	—	15,931		—
BlackRock High Yield Bond Portfolio	—	894,573		—		—	(2,726)	891,847	137,631	308		—
BlackRock Tactical Opportunities Fund, Class K	5,969,512	—		(1,271,859)		2,699	11,484	4,711,836	333,936	—		—
Diversified Equity Master Portfolio	33,067,999	—		(1,334,650	)(a)(b)	(623,387)	(7,271,537)	23,838,425	$23,838,425	222,306		—
International Tilts Master Portfolio	9,029,397	231,203	(a)(b)	—		(767,051)	(1,910,994)	6,582,555	$6,582,555	231,203		—
iShares Core U.S. Aggregate Bond ETF	14,468,538	1,056,868		(1,784,866)		(193,476)	(1,989,251)	11,557,813	119,969	181,457		—
iShares Developed Real Estate Index Fund, Class K	2,723,889	19,001		(1,884,177)		(307,814)	(393,785)	157,114	18,839	19,001		—
iShares iBoxx $Investment Grade Corporate Bonds ETF(d)	1,359,523	—		(1,175,675)		(192,041)	8,193	—	—	16,175		—
iShares MSCI EAFE Small-Cap ETF	3,498,234	—		—		—	(1,163,526)	2,334,708	47,862	53,843		—
iShares TIPS Bond ETF	8,664,023	741,547		(1,157,497)		(42,851)	(1,542,184)	6,663,038	63,518	449,957		—
Master Total Return Portfolio	11,677,402	2,163,202	(a)(b)	—		(791,864)	(1,512,582)	11,536,158	$11,536,158	309,075		—

						$(4,271,195)	$(19,090,354)	$93,158,475		$1,784,611		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	13	12/08/22	$1,651	$(62,106)
S&P/TSE 60 Index	7	12/15/22	1,131	(57,087)
MSCI EAFE Index	11	12/16/22	913	(34,858)
Russell 2000 E-Mini Index	29	12/16/22	2,421	(264,514)
S&P 500 Micro E-Mini Index	8	12/16/22	144	(17,834)
10-Year U.S. Treasury Note	15	12/20/22	1,681	(8,691)
U.S. Long Bond	17	12/20/22	2,151	(174,216)
Ultra U.S. Treasury Bond	4	12/20/22	547	(31,262)

				$(650,568)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,235	EUR	13,000	Morgan Stanley & Co. International PLC	12/21/22	$417

CAD	1,611,519	USD	1,241,126	Bank of America N.A.	12/21/22	(74,085)
JPY	3,359,000	USD	23,766	Morgan Stanley & Co. International PLC	12/21/22	(351)

						(74,436)

						$(74,019)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$11,282,105	$—	$—	$11,282,105
Fixed-Income Funds	19,112,698	—	—	19,112,698
Money Market Funds	5,313,100	—	—	5,313,100

	$35,707,903	$—	$—	35,707,903

Investments Valued at NAV(a)				57,450,572

				$93,158,475

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$417	$—	$417
Liabilities
Equity Contracts	(374,293)	(62,106)	—	(436,399)
Foreign Currency Exchange Contracts	—	(74,436)	—	(74,436)
Interest Rate Contracts	(214,169)	—	—	(214,169)

	$(588,462)	$(136,125)	$—	$(724,587)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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